Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In February 2021, the Company’s Sponsor paid $25,000, or approximately $0.002 per share, to cover certain of the offering and formation costs in exchange for an aggregate of 11,672,500 Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”). Shares and the associated amounts have been retroactively restated to reflect (i) the surrender of 2,089,167 Class B ordinary shares for no consideration on December 1, 2021; and (ii) the share capitalization of 421,667 Class B ordinary shares on January 11, 2022; resulting in an aggregate of 10,005,000 Class B ordinary shares outstanding. The Initial Shareholders agreed to forfeit up to 1,305,000 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriter, so that the Founder Shares will represent 25% of the Company’s issued and outstanding shares after the Initial Public Offering (not including the Class A ordinary shares underlying the Private Placement Units). On January 14, 2022, the underwriter partially exercised its over-allotment option to purchase additional 3,900,000 Units; thus, 5,000 Class B ordinary shares were subsequently forfeited when the over-allotment option expired on February 25, 2022.

The Company’s Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares until consummation of the initial Business Combination. Any permitted transferees will be subject to the same restrictions and other agreements of the Initial Shareholders with respect to any Founder Shares (the “Lock-up”).

In December 2022, certain investors of the Company (“10X III Investors”) entered into non-redemption agreements with the Company and Sponsor (“Non-Redemption Agreements”). Pursuant to the Non-Redemption Agreements, such 10X III Investors agreed, for the benefit of the Company, to vote certain ordinary shares of the Company now owned or acquired (the “Investor Shares”), representing 4 million ordinary shares of the Company in the aggregate, in favor of the proposal to amend the Company’s organizational documents to extend the date by which the Company is permitted to close a business combination from January 14, 2023 to July 14, 2023 (the “Extended Date” and such extension, the “Initial Extension”) and to allow the Company’s board of directors, without another shareholder vote, to elect to further extend the date to consummate an initial business combination after the Extended Date up to three times, by an additional month each time, upon two days’ advance notice prior to the applicable deadline, up to October 14, 2023 (“Optional Extensions”) and not to redeem the Investor Shares in connection with such proposal. In connection with these commitments from the 10X III Investors, Sponsor has agreed to transfer to each 10X III Investor an amount of its Class B ordinary shares on or promptly after the closing of the Company’s initial business combination. The Sponsor will transfer 85,750 fully paid, non-assessable Class B ordinary shares plus 14,292 additional fully paid, non-assessable Class B ordinary shares per month for the three one-month Optional Extensions to the extent the board of directors of the Company elects to extend for those periods; provided that if there are less than 400,000 Investor Shares, the amount of Class B ordinary shares will be reduced proportionally. On July 10, 2023, the board of directors of the Company approved the Optional Extensions.

The Company estimated the fair value of the investor interests attributable to such Class ordinary shares to be $41,161, or $0.06 per share and $0.10 per share as of December 8, 2022 and December 20, 2022, respectively. Each 10X III Investor acquired from the Sponsor an indirect economic interest in such Class B ordinary shares. The indirect economic interests were evaluated under ASC 480 and ASC 815. The value of the shares in the Initial Extension, and the shares eligible to be earned in the Optional Extensions will be treated as an expense. The shares that have been earned in the Initial Extension with a fixed-for-fixed value will be credited to additional paid-in-capital. The remaining shares affiliated with the Optional Extensions will be treated as a derivative liability as a result of the variability in the value of shares due to the amount of shares held by the 10X III Investor (can be reduced proportionally when the 10X III Investors hold less than 400,000 shares). As the shares in the Optional Extensions become determinable and therefore fixed-for-fixed, the value of those shares will be transferred from a liability to equity. Any changes in the fair value of the shares will be recognized as an expense in the period of remeasurement.

Due from Sponsor

During January 2023, the Company received a settlement pursuant to the terms of the Settlement Agreement in the amount of $4,000,000 related to the termination of the Sparks Merger Agreement described in Note 1. This amount was held by the Sponsor, using the amounts to settle any related party payables and other operating expenses. In May 2023, the Sponsor deposited the remaining amount in the Company’s account. As of June 30, 2023, the amount due from the Sponsor to the Company is $0.

Promissory Note — Related Party

The Sponsor agreed to loan the Company up to $300,000 pursuant to a promissory note, dated February 18, 2021 (as amended on December 31, 2021, the “Note”), to be used for a portion of the expenses of the Initial Public Offering. The Note was non-interest bearing, unsecured and due upon the closing of the Initial Public Offering. The Company borrowed approximately $137,000 under the Note and fully repaid the Note balance on January 14, 2022. Subsequent to the repayment, the facility was no longer available to the Company.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, the Company will repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of the Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit at the option of the lender. The units would be identical to the Private Placement Units. On May 17, 2023, the Company amended and restated the New Note. The New Note, as amended and restated on May 17, 2023, is for an aggregate principal amount of up to $2,500,000 for working capital purposes. The New Note bears no interest and is repayable in full upon the earlier of the consummation of the Company’s initial Business Combination and the Maturity Date (as defined in Note 2). Up to $1,500,000 of the principal amount of the New Note may also be converted into additional private placement-equivalent units, at a price of $10.00 per unit, at the option of the holder of the New Note at any time on or prior to the Maturity Date. During the six months ended June 30, 2023, the Company repaid $896,657 outstanding under the New Note. As of June 30, 2023 and December 31, 2022, the Company had $0 and $250,000 of such Working Capital Loans outstanding, respectively.

Administrative Support Agreement

On January 11, 2022, the Company entered into an agreement with the Sponsor, pursuant to which the Company agreed to pay the Sponsor a total of $37,500 per month for office space, secretarial, and administrative services through the earlier of the Company’s consummation of a Business Combination and its liquidation. Upon consummation of a Business Combination, any remaining monthly payments shall be accelerated and due. For the three months ended June 30, 2023 and 2022, the Company incurred approximately $113,000 and $113,000 of administrative support expense, respectively. For the six months ended June 30, 2023 and 2022, the Company incurred $225,000 and $225,000 of administrative support expense, respectively. As of June 30, 2023 and December 31, 2022, there was $75,000 and $0 outstanding under this agreement in accrued expenses — related party on the Company’s condensed consolidated balance sheets, respectively.

The Sponsor, executive officers and directors, or any of their respective affiliates, will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, officers, directors or their affiliates. For the three and six months ended June 30, 2023 and 2022, the Company did not incur or reimburse any Business Combination costs to the Sponsor. There were no outstanding amounts as of June 30, 2023 and December 31, 2022.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

In February 2021, the Company’s Sponsor paid $25,000, or approximately $0.002 per share, to cover certain of the offering and formation costs in exchange for an aggregate of 11,672,500 Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”). Shares and the associated amounts have been retroactively restated to reflect (i) the surrender of 2,089,167 Class B ordinary shares for no consideration on December 1, 2021; and (ii) the share capitalization of 421,667 Class B ordinary shares on January 11, 2022; resulting in an aggregate of 10,005,000

Class B ordinary shares outstanding. The Initial Shareholders agreed to forfeit up to 1,305,000 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriter, so that the Founder Shares will represent 25% of the Company’s issued and outstanding shares after the Initial Public Offering (not including the Class A ordinary shares underlying the Private Placement Units). On January 14, 2022, the underwriter partially exercised its over-allotment option to purchase additional 3,900,000 Units; thus, 5,000 Class B ordinary shares were subsequently forfeited when the over-allotment option expired on February 25, 2022.

The Company’s Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares until consummation of the initial Business Combination. Any permitted transferees will be subject to the same restrictions and other agreements of the Initial Shareholders with respect to any Founder Shares (the “Lock-up”).

In December 2022, certain investors of the Company (“10X III Investors”) entered into a non-redemption agreement with the Company and Sponsor (“Non-Redemption Agreements”). Pursuant to the Non-Redemption Agreements, such 10X III Investors agreed, for the benefit of the Company, to vote certain ordinary shares of the Company now owned or hereafter acquired (the “Investor Shares”), representing 4 million ordinary shares of the Company in the aggregate, in favor of the proposal to amend the Company’s organizational documents to extend the time the Company is permitted to close a business combination and not to redeem the Investor Shares in connection with such proposal. In connection with these commitments from the 10X III Investors, Sponsor has agreed to transfer to each 10X III Investor an amount of its Class B Ordinary Shares on or promptly after the closing of the Company’s initial business combination.

Promissory Note — Related Party

The Sponsor agreed to loan the Company up to $300,000 pursuant to a promissory note, dated February 18, 2021 (as amended on December 31, 2021, the “Note”), to be used for a portion of the expenses of the Initial Public Offering. The Note was non-interest bearing, unsecured and due upon the closing of the Initial Public Offering. The Company borrowed approximately $137,000 under the Note and fully repaid the Note balance on January 14, 2022. Subsequent to the repayment, the facility was no longer available to the Company.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, the Company would repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of the Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit at the option of the lender. The units would be identical to the Private Placement Units. On November 14, 2022, the Company issued an unsecured promissory note (as amended and restated on November 14, 2022, the “New Note”) to the Sponsor for an aggregate principal amount of up to $250,000 for working capital purposes (“Working Capital Loan”). The New Note bears no interest and is repayable in full upon the earlier of the consummation of our initial business combination and the day prior to the date the Company elects to liquidate and dissolve in accordance with the provisions of its Charter (such earlier date, the “Maturity Date”). The New Note may also be converted into additional private placement-equivalent units, at a price of $10.00 per unit, at the option of the holder of the New Note at any time on or prior to the Maturity Date. As of December 31, 2022 and 2021, the Company had $250,000 and $0 of such Working Capital Loans outstanding, respectively.

Administrative Support Agreement

On January 11, 2022, the Company entered into an agreement with the Sponsor, pursuant to which the Company agreed to pay the Sponsor a total of $37,500 per month for office space, secretarial, and administrative services through the earlier of the Company’s consummation of a Business Combination and its liquidation. Upon consummation of a Business Combination, any remaining monthly payments shall be accelerated and due. For the year ended December 31, 2022 and period from February 10, 2021 (inception) through December 31, 2021, the Company incurred and paid approximately $413,000 and $0 of administrative support expense, respectively. There were no outstanding balances as of December 31, 2022 and 2021.

The Sponsor, executive officers and directors, or any of their respective affiliates, will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, officers, directors or their affiliates. For the year ended December 31, 2022 and 2021, the Company incurred approximately $233,000 and $0, respectively in such costs and there was no outstanding amount as of December 31, 2022 and 2021, respectively, payable to the executive officers and related parties, as reflected in the accompanying balance sheets.